Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 94,049	€ 60,800
Additions	26,486	33,285
Business Combination (Note 6)		16,244
Disposals	(355)
Impairment of assets	(23,690)
Transfers	0	0
Amortization for the year	(20,575)	(16,194)
Translation differences	186	(87)
Ending balance	76,101	94,049
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	128,218	78,776
Ending balance	154,535	128,218
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(34,170)	(17,976)
Ending balance	(54,745)	(34,170)
Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	(23,690)	0
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,251	6,377
Additions	2,689	3,413
Business Combination (Note 6)		0
Disposals	(2)
Impairment of assets	(2,761)
Transfers	1,479	0
Amortization for the year	(2,807)	(1,538)
Translation differences	79	(1)
Ending balance	6,928	8,251
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,189	8,777
Ending balance	16,434	12,189
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,938)	(2,400)
Ending balance	(6,745)	(3,938)
Software | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	(2,761)	0
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,390	4,042
Additions	0	68
Business Combination (Note 6)		16,144
Disposals	0
Impairment of assets	(14,259)
Transfers	(72)	0
Amortization for the year	(2,301)	(807)
Translation differences	107	(57)
Ending balance	2,865	19,390
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,733	4,578
Ending balance	20,768	20,733
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,343)	(536)
Ending balance	(3,644)	(1,343)
Trademarks, industrial property and customer relationships | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	(14,259)	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,408	49,537
Additions	23,797	28,478
Business Combination (Note 6)		100
Disposals	(353)
Impairment of assets	(6,670)
Transfers	(1,407)	2,171
Amortization for the year	(15,467)	(13,848)
Translation differences	0	(29)
Ending balance	66,308	66,408
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	95,297	64,577
Ending balance	117,334	95,297
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(28,888)	(15,040)
Ending balance	(44,355)	(28,888)
Development costs | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	(6,670)	0
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	844
Additions	0	1,327
Business Combination (Note 6)		0
Disposals	0
Transfers	0	(2,171)
Amortization for the year	0	0
Translation differences	0	0
Ending balance	0	0
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	844
Ending balance	0	0
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	0	0
Other | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	€ 0	€ 0